COMBINED CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Combined Condensed Statements of Financial Position (Parent Company Only)
Combined Condensed Statements of Financial Position (Parent Company Only)

AS OF DEC.31 US$ MILLIONS	2023	2022
Assets
Cash and cash equivalents	$—	$—
Investments in subsidiaries	8,694	4,226
Due from related party	32	45
Total assets	8,726	4,271
Liability
Accounts payable and accrued liabilities	1	2
Due to related party	22	12
Total liabilities	23	14
Mezzanine equity
Preferred shares	2,694	2,580
Equity
Share capital	5,184	1,890
Retained earnings	945	311
Accumulated other comprehensive income (loss)	(120)	(524)
Total equity	6,009	1,677
Total liabilities, mezzanine equity and equity	$8,726	$4,271

Combined Condensed Statements of Comprehensive Income (Loss) (Parent Company Only)
Combined Condensed Statements of Comprehensive Income (Loss) (Parent Company Only)

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	2023	2022	2021
Income (loss) of equity method investments	$806	$507	$(109)
Operating expenses	(10)	(8)	(3)
Interest expense	—	—	—
Net income (loss)	796	499	(112)
Other comprehensive income (loss)	$403	$(446)	$53
Comprehensive income (loss)	$1,199	$53	$(59)

Combined Condensed Statements of Cash Flows (Parent Company Only)
Combined Condensed Statements of Cash Flows (Parent Company Only)

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Operating activities
Net income (loss)	$796	$499	$(112)
Non-cash items affecting net income:
Equity in undistributed earnings of subsidiaries	(806)	(565)	41
Changes in non-cash balances related to operations:
Changes in working capital	(22)	32	5
Cash flows from operating activities	(32)	(34)	(66)
Investing activities
Investments in shares of subsidiaries	42	(2,894)	(1,407)
Cash flows from investing activities	42	(2,894)	(1,407)
Financing activities
Issuance of common stock	—	450	1,501
Issuance of preferred stock	—	2,512	—
Distributions	(10)	(59)	(3)
Cash flows from financing activities	(10)	2,903	1,498
Cash and cash equivalents
Cash and cash equivalents, beginning of year	—	25	—
Net change during the year	—	(25)	25
Cash and cash equivalents, end of year	$—	$—	$25